TAXES ON INCOME - Schedule of Components of Income Before Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 1,753	$ 3,757	$ 4,830
Foreign	1,014	1,207	696
Taxes on income	$ 2,767	$ 4,964	$ 5,526